Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,684	$ 2,788
Non-current assets	6,489	5,988
Current liabilities	1,761	2,009
Non-current liabilities	3,351	2,852
Equity	4,061	3,915	$ 2,930	$ 2,659
Sales	5,271	5,556	5,418
Operating income (loss)	756	1,519	629
Depreciation and amortization	433	420	418
Net income (loss)	481	1,235	347
Total comprehensive income (loss)	409	1,135	433
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	151	192
Non-current assets	346	318
Current liabilities	150	225
Non-current liabilities	103	49
Equity	244	236
Sales	349	387	363
Operating income (loss)	23	0	(21)
Depreciation and amortization	41	34	34
Operating income before depreciation and amortization	64	34	13
Net income (loss)	11	(13)	(38)
Total comprehensive income (loss)	$ 8	$ 3	$ (26)